Loans and Advances - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Disclosure Of Detail Information Loans And Advances [Line Items]
Increase (decrease) in allowance for loan losses	¥ 85,517
Allowance for loan losses [member]
Disclosure Of Detail Information Loans And Advances [Line Items]
Allowance for loan losses beginning and end of period	¥ 949,631	¥ 864,114	¥ 990,168	¥ 993,054